Premises and Equipment	12 Months Ended
Jun. 30, 2017
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE E - PREMISES AND EQUIPMENT

Premises and equipment at June 30 are comprised of the following:

(in thousands)	2017	2016

Land	$1,693	$1,693
Buildings and improvements	8,064	8,005
Furniture and equipment	1,963	1,939
Automobiles	71	64
	11,791	11,701
Less: accumulated depreciation	5,981	5,679
Balance at end of year	$5,810	$6,022